Former Variable Interest Entities (“VIEs”) (Tables)	6 Months Ended
Dec. 31, 2025
Former Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Information Related to Consolidated VIEs

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30, 2025
RMB
Total assets	119,599
Total current liabilities	32,212
Total liabilities	39,158
	Six months ended December 31, 2024	Three months ended September 30, 2025
	RMB	RMB
Net revenues	215,307	9,485
Operating costs and expenses	(110,862)	(7,566)
Net income	28,717	2,277
Net cash generated from operating activities	25,125	8,085